ACQUISITION OF BUSINESSES (Tables)	6 Months Ended
Jun. 30, 2019
Business Combinations 1 [Abstract]
Disclosure of detailed information about business combinations
The following table provides details of the business combination achieved in stages on a gross basis:

(US$ MILLIONS)	December 31, 2018
Fair value of investment immediately before acquiring control	$651
Less: Carrying value of investment immediately before acquisition	447
Add: Amounts recognized in OCI (1)	2
Remeasurement gain	$206
Gain on extinguishment (2)	44
Gain (loss) on acquisitions/dispositions, net	$250
Total gain on acquisition attributable to non-controlling interest	$135
Total gain on acquisition attributable to the partnership	$115
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(1)	Included in carrying value of the investment immediately before acquisition.

(2)	The partnership recognized a total gain on extinguishment of $44 million at the subsidiary level ($18 million on debt and $26 million on warrants).
The following summarizes the consideration transferred, assets acquired and liabilities assumed at the applicable acquisition dates for significant acquisitions.

(US$ MILLIONS)	Business Services	Industrials	Total (1)
Cash	$1,156	$3,764	$4,920
Total Consideration (2)	$1,156	$3,764	$4,920

(US$ MILLIONS)
Cash and cash equivalents	$25	$11	$36
Accounts and other receivable, net	171	1,154	1,325
Inventory, net	41	1,784	1,825
Assets held for sale	6	—	6
Equity accounted investments	9	838	847
Property, plant and equipment	2,612	3,567	6,179
Intangible assets	264	6,420	6,684
Goodwill	1,450	1,736	3,186
Deferred income tax asset	93	346	439
Financial assets	10	27	37
Other assets	—	358	358
Accounts payable and other	(547)	(1,898)	(2,445)
Deferred income tax liabilities	(79)	(1,122)	(1,201)
Net assets acquired before non-controlling interest	4,055	13,221	17,276
Non-controlling interest (3)	(2,899)	(9,457)	(12,356)
Net Assets Acquired	$1,156	$3,764	$4,920
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(1)	The initial fair values of acquired assets, liabilities and goodwill for the acquisitions have been determined on a preliminary basis as at the dates of acquisition.

(2)	Excludes consideration attributable to non-controlling interest which represents the interest of others in operating subsidiaries.

(3)	Non-controlling interests recognized on business combination, were measured at fair value.
The following summarizes the consideration transferred, assets acquired and liabilities assumed at the applicable acquisition dates:

(US$ MILLIONS)	Business Services (6)	Infrastructure Services (5)	Industrials	Total (1)
Cash	$25	$1,764	$45	$1,834
Non-cash consideration	—	275	—	275
Total Consideration (2)	$25	$2,039	$45	$2,109

(US$ MILLIONS)
Cash and cash equivalents	$36	$592	$30	$658
Accounts and other receivable, net	11	786	75	872
Inventory, net	2	626	58	686
Equity accounted investments	—	328	1	329
Property, plant and equipment	56	4,631	187	4,874
Intangible assets	28	2,544	231	2,803
Goodwill	36	721	180	937
Deferred income tax assets	—	11	27	38
Financial assets	—	410	2	412
Other assets	—	1,234	—	1,234
Accounts payable and other	(28)	(3,292)	(199)	(3,519)
Borrowings	(50)	(3,352)	(266)	(3,668)
Deferred income tax liabilities	(2)	(80)	(72)	(154)
Net assets acquired before non-controlling interest	89	5,159	254	5,502
Non-controlling interest (3) (4)	(64)	(3,120)	(209)	(3,393)
Net Assets Acquired	$25	$2,039	$45	$2,109
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(1)	The initial fair values of acquired assets, liabilities and goodwill for the acquisitions have been determined on a preliminary basis at the end of the reporting period.

(2)	Excludes consideration attributable to non-controlling interest, which represents the interest of others in operating subsidiaries.

(3)	Non-controlling interest recognized on business combination were measured at fair value for business services and infrastructure services.

(4)	Non-controlling interest recognized on business combination were measured at the proportionate share of fair value of the assets acquired and liabilities assumed for industrials.

(5)
Adjustments to a purchase price allocation within our infrastructure services segment resulted in a decrease in accounts and other receivable of $50 million, a decrease in property, plant and equipment of $38 million, a decrease in intangible assets of $139 million, a decrease in goodwill of $39 million, an increase in financial assets of $93 million, an increase in other assets of $208 million, a decrease in accounts payable and other of $139 million, and a decrease in deferred income tax liabilities of $3 million.

(6)	Adjustments to a purchase price allocation within our business services segment resulted in a $5 million increase to goodwill.